Note 10 - Derivative Instruments (Details) In Millions, unless otherwise specified		12 Months Ended				12 Months Ended		9 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2012 Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Contract [Member] USD ($)	Sep. 23, 2014 Foreign Exchange Contract [Member] contract	Oct. 01, 2014 Foreign Exchange Contract [Member] Agriphar And CAS [Member] EUR (€)	Dec. 31, 2012 Interest Rate Contract [Member] USD ($)	Jun. 30, 2012 Interest Rate Contract [Member] USD ($)	Dec. 31, 2013 Successor [Member] USD ($)	Dec. 31, 2014 Successor [Member] USD ($)	Dec. 31, 2013 Successor [Member] Foreign Exchange Contract [Member] USD ($)	Oct. 31, 2013 Predecessor [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] USD ($)	Dec. 31, 2013 Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2014 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Designated as Hedging Instrument [Member] Successor [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2013 Designated as Hedging Instrument [Member] Predecessor [Member] Foreign Exchange Contract [Member] USD ($)	Nov. 03, 2014 Other Operating Income (Expense) [Member] Foreign Exchange Contract [Member] Agriphar And CAS [Member] USD ($)	Oct. 01, 2014 Other Operating Income (Expense) [Member] Foreign Exchange Contract [Member] Agriphar And CAS [Member] USD ($)	Oct. 01, 2014 Other Operating Income (Expense) [Member] Foreign Exchange Contract [Member] Agriphar And CAS [Member] EUR (€)
Note 10 - Derivative Instruments (Details) [Line Items]
Revenues Denominated in U.S. Dollars, Percentage	35.00%
Derivative Asset, Notional Amount															$ 14.0
Derivative Liability, Current			0.1
Number of Foreign Currency Derivatives Held				2
Derivative, Notional Amount					277		100													204
Derivative, Forward Exchange Rate					1.287845															1.284
Derivative, Loss on Derivative																			7.0
Derivative, Gain on Derivative																		7.3
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax		0.5				1.5		0.2	(0.2)		(0.3)	3.0				0.2	(0.4)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax								0.1	(0.1)	0.1	(0.2)	1.9	(0.4)	0.1
Derivative, Floor Interest Rate							5.20%
Derivative, Cap Interest Rate							6.25%
Interest Expense, Trading Liabilities						$ 2.4
Derivative, Fixed Interest Rate						5.20%